Federal Home Loan Bank ("FHLB") Advances (Tables)	12 Months Ended
Dec. 31, 2016
Federal Home Loan Banks [Abstract]
Summary of Federal Home Loan Bank Advances

A summary of FHLB advances at December 31, 2016 and 2015 is presented below (dollars in thousands).

At December 31, 2016
Maturing in the year ending	Advance type	Interest rate	Amount
2017	Fixed Rate	0.71%	$10,000
2017	Fixed Rate	0.51%	10,000
2017	Fixed Rate	0.71%	3,000
2017	Fixed Rate	0.84%	8,000
2017	Fixed Rate	0.76%	7,000
2017	Fixed Rate	0.80%	7,000
2017	Fixed Rate	0.93%	10,000
2017	Fixed Rate	0.66%	10,000

			$65,000

At December 31, 2015
Maturing in the year ending	Advance type	Interest rate	Amount
2016	Fixed Rate	0.32%	$7,500
2016	Fixed Rate	0.37%	20,000

			$27,500